Short-term investments (Tables)	6 Months Ended
Jun. 30, 2026
Short-term investments
Schedule of short-term investments classification

As of December 31, 2025
		Gross	Gross	Gross	Gross
		unrecognized	unrecognized	unrecognized	unrecognized
	Cost	holding gains	holding losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(Audited)	(Audited)	(Audited)	(Audited)	(Audited)	(Audited)
Equity investments with readily determinable fair value	5,000	—	—	90	—	5,090
Total short-term investments	5,000	—	—	90	—	5,090

	As of June 30, 2026
			Gross	Gross	Gross	Gross
			unrecognized	unrecognized	unrecognized	unrecognized
	Cost		holding gains	holding losses	gains	losses	Fair value
	RMB	USD	RMB	RMB	RMB	RMB	RMB	USD
	(Unaudited)		(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Held-to-maturity debt investments	5,000	737	—	—	—	—	5,000	737
Equity investments with readily determinable fair value	5,000	737	—	—	62	—	5,062	746
Total short-term investments	10,000	1,474	—	—	62	—	10,062	1,483